RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 22, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 20, 2013 EUR (€)
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party			¥ 0		¥ 0
Guarantor Obligations, Guarantee Fee Income Receivable	¥ 227,468,951		235,728,241
Guarantor Obligations, Carrying Value	148,187,615		226,086,556
Due to Related Parties | €									€ 2,948,489
Guarantor Obligations, Current Carrying Value	28,033,530		52,710,970			$ 4,308,675
Short-term Debt	6,046,574,490		5,245,641,157
Reversion Of Unamortised Redemption Guarantee Liabilities							¥ 22,119,127
Reversion Of Unamortized Redemption Guarantee Assets							¥ 20,409,535
Other Income	1,709,592
Guarantor Obligations Proceeds Of Guarantee Fee	52,586,819
Payments Made in Advance related to Service Fee	13,068,400	$ 2,000,000
Proceeds from Sale of Equity Method Investments	28,634	$ 4,383
Escrow Service Expenses	2,735,269
Jinko-Tiansheng [Member]
Related Party Transaction [Line Items]
Payments for Other Fees	8,375,075
Pingan Bank [Member]
Related Party Transaction [Line Items]
Short-term Debt	90,000,000
Debt Instrument, Collateral Amount	24,580,658
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses from related parties	1,100,304
Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	453,251,266		35,181,217
Guarantor Obligations, Carrying Value | $						$ 897.9
Related Party Transaction, Other Revenues from Transactions with Related Party	64,225,858			$ 9,641,685
Guarantor Obligations, Current Carrying Value	5,840,000,000
Revenue from Rental Services	2,142,018		345,600
Jiangxi Jinko Engineering and Investors of Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Due to Related Parties | $								$ 297,300,000
Sweihan Pv [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	1,219,803,260
ReneSola [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	6,474,041		0		0
Related Party Costs	2,866,904		0		¥ 62,640
Gansu Heihe [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	¥ 0		¥ 102,998,133